Other Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Other Assets [Line Items]
Advance payment for purchase of trading software		$ 5,950,000
Purchase price of portfolio		8,000,000
Other assets was transferred to fixed assets		$ 5,950,000
Long-term deposit	$ 375,000